ACCRUED LIABILITIES (FY)	12 Months Ended
Dec. 31, 2019
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
NOTE 10: ACCRUED LIABILITIES

(dollars in millions)	2019	2018
Accrued salaries, wages and employee benefits	$516	$519
Accrued taxes	318	325
Warranty related	200	190
Project financing obligations	234	150
Accrued restructuring	66	56
Accrued legal and environmental reserves	24	26
Customer advances and deferred revenue	26	24
Other	941	784
	$2,325	$2,074

Customer advances and deferred revenue is primarily comprised of advanced billings on service contracts that are typically billed annually or quarterly and amortized ratably over the contract period.

The project financing obligations included in the table above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity included within our HVAC segment.